Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2013 and 2012:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	12/31/2013	12/31/2012	12/31/2013	12/31/2012
Undesignated derivative instruments
Foreign exchange contracts	$2,533	$833	$(14,518)	$(12,911)
Total derivative instruments	$2,533	$833	$(14,518)	$(12,911)

Schedule of Gains on Derivative Instruments
The following tables summarize the locations and gains on derivative instruments for the years ended December 31, 2013 and 2012:

Year-Ended December 31, 2013 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Undesignated derivative instruments
Foreign exchange contracts	$—	Other expense / income, net	$—	$(19,409)

Year-Ended December 31, 2012 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Foreign exchange contracts	$305	Other expense / income, net	$781	n/a
Total	$305		$781	n/a
Undesignated derivative instruments
Foreign exchange contracts	n/a	Other expense / income, net	n/a	$(13,456)